Reconciliation of expected losses of financial assets at amortized cost: (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost as of December 31, 2020	R$ 5,555,469	R$ 4,633,477
Transferred to Stage 1	(15,435)	(69,057)
Transferred to Stage 2	(2,037)	(34,918)
Transferred to Stage 3	(181)	(106,236)
Transfer from Stage 1	2,146	61,283
Transfer from Stage 2	14,339	148,928
Transfer from Stage 3	1,168
Assets originated or purchased/Assets settled/Reversal		921,992
New assets originated or purchased/Assets settled or paid	(27,806)
Expected loss of financial assets at amortized cost on December 31, 2021	5,527,663	5,555,469
Stage 1 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost as of December 31, 2020	295,428	299,342
Transferred to Stage 1
Transferred to Stage 2	(2,037)	(34,918)
Transferred to Stage 3	(109)	(26,365)
Transfer from Stage 1
Transfer from Stage 2	14,267	69,057
Transfer from Stage 3	1,168
Assets originated or purchased/Assets settled/Reversal		(11,688)
New assets originated or purchased/Assets settled or paid	185,206
Expected loss of financial assets at amortized cost on December 31, 2021	493,923	295,428
Stage 2 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost as of December 31, 2020	1,123,019	692,338
Transferred to Stage 1	(14,267)	(69,057)
Transferred to Stage 2
Transferred to Stage 3	(72)	(79,871)
Transfer from Stage 1	2,037	34,918
Transfer from Stage 2
Transfer from Stage 3
Assets originated or purchased/Assets settled/Reversal		544,691
New assets originated or purchased/Assets settled or paid	(335,883)
Expected loss of financial assets at amortized cost on December 31, 2021	774,834	1,123,019
Stage 3 [Member]
IfrsStatementLineItems [Line Items]
Expected loss of financial assets at amortized cost as of December 31, 2020	4,137,022	3,641,797
Transferred to Stage 1	(1,168)
Transferred to Stage 2
Transferred to Stage 3
Transfer from Stage 1	109	26,365
Transfer from Stage 2	72	79,871
Transfer from Stage 3
Assets originated or purchased/Assets settled/Reversal		388,989
New assets originated or purchased/Assets settled or paid	122,871
Expected loss of financial assets at amortized cost on December 31, 2021	R$ 4,258,906	R$ 4,137,022